Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Profit/(loss) for the year	€ (24,906)	€ (33,680)	€ 33,119
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) on employees’ leaving entitlement	(212)	(615)	573
Total	(212)	(615)	573
Items that are or may be reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	(3,948)	586	251
Total	(3,948)	586	251
Other comprehensive income/(loss) for the year, net of tax	(4,160)	(29)	824
Total comprehensive income/(loss) for the year	(29,066)	(33,709)	33,943
Total comprehensive income/(loss) attributable to:
Owners of the Company	(28,782)	(33,421)	34,089
Non-controlling interests	€ (284)	€ (288)	€ (146)